CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Issued capital	Share premium	Changes in non controlling interests	Own Shares Trade Premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained Earnings [Member].	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Equity / (deficit) attributable to owners of the parent	Total
Beginning balance at Jun. 30, 2019	$ 3,613	$ 96,486,865						$ (21,972,287)	$ (31,479,583)	$ 4,263,255	$ 14,793,003	$ 47,301,863	$ 62,094,866
Stock options and share based incentives					$ 3,428,029							3,428,029	3,428,029
Convertible notes						$ 702,981						702,981	702,981
Purchase of own shares							$ (30,906)					(30,906)	(30,906)
(Loss) Profit for the year								3,359,175			877,453	3,359,175	4,236,628
Other comprehensive income or (loss)									(11,718,618)	3,136,871	(1,100,369)	(8,581,747)	(9,682,116)
Ending balance at Jun. 30, 2020	3,613	96,486,865			3,428,029	702,981	(30,906)	(18,613,112)	(43,198,201)	7,400,126	14,570,087	46,179,395	60,749,482
Capitalization of warrants	260	7,765,410		$ (916,202)								6,849,468	6,849,468
Shares issued	188	14,999,812										15,000,000	15,000,000
Stock options and share based incentives	97	1,410,299			244,739							1,655,135	1,655,135
Purchase of own shares							(3,500,020)					(3,500,020)	(3,500,020)
Non-controlling interest for business combination											3,305,543		3,305,543
(Loss) Profit for the year								(6,870,163)			3,049,541	(6,870,163)	(3,820,622)
Other comprehensive income or (loss)									10,575,393	(2,145,966)	1,621,891	8,429,427	10,051,318
Ending balance at Jun. 30, 2021	4,158	120,662,386		(916,202)	3,672,768	702,981	(3,530,926)	(25,483,275)	(32,622,808)	5,254,160	22,547,062	67,743,242	90,290,304
Stock options and share based incentives	17	1,385,886			95,157							1,481,060	1,481,060
Convertible notes	462	36,771,234				(527,236)						36,244,460	36,244,460
Changes in non-controlling interests			$ (255,893)								(724,429)	(255,893)	(980,322)
(Loss) Profit for the year								(7,199,618)			3,290,714	(7,199,618)	(3,908,904)
Other comprehensive income or (loss)									33,592,210	(4,246,888)	5,826,928	29,345,322	35,172,250
Ending balance at Jun. 30, 2022	$ 4,637	$ 158,819,506	$ (255,893)	$ (916,202)	$ 3,767,925	$ 175,745	$ (3,530,926)	$ (32,682,893)	$ 969,402	$ 1,007,272	$ 30,940,275	$ 127,358,573	$ 158,298,848